CASH AND CASH EQUIVALENTS - Disclosure of composition of cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Cash and cash equivalents	$ 83,130	$ 38,386	$ 33,880	$ 87,332
US Dollar
Disclosure of disaggregation of revenue from contracts with customers [line items]
Cash and cash equivalents	56,141	14,673
New Israeli Shekel
Disclosure of disaggregation of revenue from contracts with customers [line items]
Cash and cash equivalents	4,939	9,777
Euro
Disclosure of disaggregation of revenue from contracts with customers [line items]
Cash and cash equivalents	4,758	3,044
British pound sterling
Disclosure of disaggregation of revenue from contracts with customers [line items]
Cash and cash equivalents	5,169	2,026
Australian Dollar
Disclosure of disaggregation of revenue from contracts with customers [line items]
Cash and cash equivalents	1,495	1,078
Other currencies
Disclosure of disaggregation of revenue from contracts with customers [line items]
Cash and cash equivalents	$ 10,628	$ 7,788